Fair Value Quantitative and Qualitative Disclosures - Summary of Comparison Between the Fair Value and the Carrying Amount of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
FINANCIAL ASSETS
Cash and deposits in banks	$ 74,766,039	$ 52,505,097	$ 66,306,368
Repo transactions		2,096,284	35,237
Other financial assets	2,999,584	3,355,507	2,036,966
Other debt securities	64,584,759	51,238,580	37,579,769
Financial assets delivered as guarantee	6,756,220	11,277,691	6,800,296
Financial liabilities
Deposits	148,275	120,123	102,938
Other financial liabilities	15,318,513	15,593,151	11,684,864
Financing received from the BCRA and other financial entities	3,109,391	1,734,947	483,260
Issued corporate bonds	10,509,898	12,194,446	3,126,512
Subordinated corporate bonds	23,798,812	18,306,060	19,567,228
Financial liabilities	294,087,218	266,318,272	247,738,555
Level 1 [member]
FINANCIAL ASSETS
Other financial assets	321,968	474,673	302,722
Other debt securities	42,646,037	49,593,075	4,862,250
Financial assets delivered as guarantee	150,456	4,413,734	2,212,958
Financial assets	44,120,419	55,471,523	8,371,936
Financial liabilities
Financial liabilities	593
Level 2 [member]
FINANCIAL ASSETS
Other debt securities	13,787,546	259,332	31,140,603
Financial assets delivered as guarantee		6,361
Financial assets	14,153,186	1,202,870	31,492,757
Financial liabilities
Financial liabilities	776	23,531
Level 3 [member]
FINANCIAL ASSETS
Other financial assets	91,168	238,818
Financial assets	1,427,628	344,555	34,039
Carrying amount [member]
FINANCIAL ASSETS
Cash and deposits in banks	74,766,039	52,505,097	66,306,368
Repo transactions		2,096,284	35,237
Other financial assets	2,586,448	2,642,016	1,734,244
Loans and other financing	179,166,463	195,864,678	162,864,366
Other debt securities	8,151,176	1,386,173	1,576,916
Financial assets delivered as guarantee	6,605,764	6,857,596	4,587,338
Financial assets	271,275,890	261,351,844	237,104,469
Financial liabilities
Deposits	237,954,419	212,800,371	206,113,028
Repo transactions	164,469	3,968,851	2,018,763
Other financial liabilities	15,318,513	15,593,151	11,684,864
Financing received from the BCRA and other financial entities	2,998,010	1,733,524	479,907
Issued corporate bonds	6,377,311	6,957,379	3,104,030
Subordinated corporate bonds	15,288,390	11,170,509	11,749,101
Financial liabilities	278,101,112	252,223,785	235,149,693
At fair value [member]
FINANCIAL ASSETS
Cash and deposits in banks	74,766,039	52,505,097	66,306,368
Repo transactions		2,096,284	35,237
Other financial assets	2,586,448	2,642,016	1,734,244
Loans and other financing	162,266,635	191,876,926	162,676,750
Other debt securities	7,341,188	1,406,755	1,582,030
Financial assets delivered as guarantee	6,605,764	6,857,596	4,587,338
Financial assets	253,566,074	257,384,674	236,921,967
Financial liabilities
Deposits	238,051,895	212,942,143	206,270,855
Repo transactions	164,469	3,968,851	2,018,763
Other financial liabilities	15,318,937	15,601,728	11,689,820
Financing received from the BCRA and other financial entities	2,964,630	1,736,898	478,649
Issued corporate bonds	4,981,686	6,545,095	2,990,097
Subordinated corporate bonds	12,260,778	11,384,641	11,044,360
Financial liabilities	273,742,395	252,179,356	234,492,544
At fair value [member] | Level 1 [member]
FINANCIAL ASSETS
Cash and deposits in banks	74,766,039	52,505,097	66,306,368
Repo transactions		2,096,284	35,237
Other financial assets	2,586,448	2,642,016	1,734,244
Other debt securities	173,337	1,395,068	1,554,576
Financial assets delivered as guarantee	6,573,772	6,857,596	4,587,338
Financial assets	84,099,596	65,496,061	74,217,763
Financial liabilities
Deposits	106,273,098	115,104,221	108,292,371
Repo transactions	164,469	3,968,851	2,018,763
Other financial liabilities	15,152,415	15,308,106	11,440,197
Financing received from the BCRA and other financial entities	2,532,284
Financial liabilities	124,122,266	134,381,178	121,751,331
At fair value [member] | Level 2 [member]
FINANCIAL ASSETS
Loans and other financing	179,512	716,593	887,425
Other debt securities	7,165,102		5,939
Financial assets delivered as guarantee	31,992
Financial assets	7,376,606	716,593	893,364
Financial liabilities
Other financial liabilities	166,522	293,622	249,623
Financing received from the BCRA and other financial entities	432,346	1,736,898	478,649
Issued corporate bonds	4,981,686	6,545,095	2,990,097
Subordinated corporate bonds	12,260,778	11,384,641	11,044,360
Financial liabilities	17,841,332	19,960,256	14,762,729
At fair value [member] | Level 3 [member]
FINANCIAL ASSETS
Loans and other financing	162,087,123	191,160,333	161,789,325
Other debt securities	2,749	11,687	21,515
Financial assets	162,089,872	191,172,020	161,810,840
Financial liabilities
Deposits	131,778,797	97,837,922	97,978,484
Financial liabilities	$ 131,778,797	$ 97,837,922	$ 97,978,484